Investment Objectives and Goals	Apr. 08, 2026
MUIRFIELD FUND
Prospectus [Line Items]
Risk/Return [Heading]	MUIRFIELD FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Muirfield Fund (the “Fund”) is to provide long-term capital appreciation.
SPECTRUM FUND
Prospectus [Line Items]
Risk/Return [Heading]	SPECTRUM FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Spectrum Fund (the “Fund”) is to provide long-term capital appreciation.
GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	GLOBAL ALLOCATION FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Global Allocation Fund (the “Fund”) is to provide long-term capital appreciation.
BALANCED FUND
Prospectus [Line Items]
Risk/Return [Heading]	BALANCED FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Balanced Fund (the “Fund”) is to provide income and long-term capital appreciation.
MODERATE ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	MODERATE ALLOCATION FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Moderate Allocation Fund (the “Fund”) is to provide total return, including capital appreciation, and current income.
CONSERVATIVE ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	CONSERVATIVE ALLOCATION FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Conservative Allocation Fund (the “Fund”) is to provide income and long-term capital appreciation.
DYNAMIC ALLOCATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	DYNAMIC ALLOCATION FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Dynamic Allocation Fund (the “Fund”) is to provide long-term capital appreciation.
SECTOR ROTATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	SECTOR ROTATION FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Sector Rotation Fund (the “Fund”) is to provide long-term capital appreciation.
TACTICAL INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	TACTICAL INCOME FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Tactical Income Fund (the “Fund”) is to provide long-term total return and income.
GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]
Risk/Return [Heading]	GOVERNMENT MONEY MARKET FUND (FORMERLY, INSTITUTIONAL PRIME MONEY MARKET FUND)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Government Money Market Fund (the “Fund”) is to provide current income consistent with liquidity and the preservation of capital.